PROPERTY AND EQUIPMENT, NET, INTERMEX HOLDINGS, INC. (FY) (Details) - Intermex Holdings, Inc. and Subsidiaries [Member] - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2018
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross		$ 10,255,385
Less: Accumulated depreciation		(1,764,591)
Property and equipment, net		8,490,794			$ 9,245,656
Estimated Useful Lives [Abstract]
Depreciation expense		2,086,164
Computer Software and Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross		9,153,855
Estimated Useful Lives [Abstract]
Equipment maintained at locations of agents		$ 3,775,950
Computer Software and Equipment [Member] | Minimum [Member]
Estimated Useful Lives [Abstract]
Estimated useful lives		3 years
Computer Software and Equipment [Member] | Maximum [Member]
Estimated Useful Lives [Abstract]
Estimated useful lives		5 years
Office Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross		$ 798,130
Estimated Useful Lives [Abstract]
Estimated useful lives		5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross		$ 303,400
Estimated Useful Lives [Abstract]
Estimated useful lives		7 years
Software Development [Member]
Estimated Useful Lives [Abstract]
Equipment maintained at locations of agents		$ 1,303,645
Predecessor Company [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross			$ 15,661,930
Less: Accumulated depreciation			(9,415,483)
Property and equipment, net			6,246,447
Estimated Useful Lives [Abstract]
Depreciation expense	$ 1,561,083		1,601,389	$ 1,268,557
Predecessor Company [Member] | Computer Software and Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross			13,057,313
Estimated Useful Lives [Abstract]
Equipment maintained at locations of agents			5,197,637
Predecessor Company [Member] | Office Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross			1,526,350
Predecessor Company [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross			1,078,267
Predecessor Company [Member] | Software Development [Member]
Estimated Useful Lives [Abstract]
Equipment maintained at locations of agents			$ 2,731,294